Commitments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) € / $	Dec. 31, 2017 USD ($) € / $	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of transactions between related parties [line items]
Euro: US dollar exchange rate | € / $		1.14	1.2
Right of use asset	$ 562	$ 0
Lease liability	800	0
Depreciation of right of use asset	112	0	$ 0
Interest expense on lease liabilities	51	0	0
Current lease liabilities	208	0
Non-current lease liabilities	469	0
Cyberonica S.A.
Disclosure of transactions between related parties [line items]
Monthly rental expense				$ 11,900	€ 10,360
Right of use asset		674
Lease liability		674
Depreciation of right of use asset	112
Interest expense on lease liabilities	51
Rental expense	$ 139	$ 147	$ 140